Special Opportunities Fund, Inc.
Portfolio of Investments
September 30, 2023 (Unaudited)

INVESTMENT COMPANIES - 101.04%	Shares	Value
Closed-End Funds - 85.98%
Aberdeen Asia-Pacific Income Fund, Inc.	123,498	$302,570
abrdn Global Dynamic Dividend Fund	49,874	431,909
Adams Diversified Equity Fund, Inc.	256,880	4,274,483
Apollo Tactical Income Fund, Inc.	96,992	1,296,783
Bancroft Fund Ltd.	15,143	238,805
BlackRock California Municipal Income Trust	293,726	3,022,441
BlackRock ESG Capital Allocation Term Trust	369,295	5,461,873
BlackRock Innovation and Growth Term Trust	126,352	879,410
Blackstone Strategic Credit 2027 Term Fund	86,455	950,140
BNY Mellon Municipal Income, Inc.	621,787	3,525,532
BNY Mellon Strategic Municipal Bond Fund, Inc.	416,961	2,072,296
Carlyle Credit Income Fund	184,118	1,506,085
Center Coast Brookfield MLP & Energy Infrastructure Fund	146,938	3,115,086
Central and Eastern Europe Fund, Inc.	32,849	282,501
Central Securities Corp.	214,394	7,600,267
Credit Suisse High Yield Bond Fund	727,692	1,368,061
Destra Multi-Alternative Fund	167,969	1,004,455
Dividend and Income Fund	350,673	3,790,775
DWS Municipal Income Trust	330,517	2,544,981
DWS Strategic Municipal Income Trust	185,082	1,393,667
Eaton Vance New York Municipal Bond Fund	340,445	2,822,289
Ellsworth Growth and Income Fund Ltd.	70,141	564,635
Federated Hermes Premier Municipal Income Fund	4,839	46,358
First Trust Dynamic Europe Equity Income Fund	516,930	6,409,932
First Trust High Yield Opportunities 2027 Term Fund	58,168	774,798
First Trust MLP and Energy Income Fund	15,392	121,751
General American Investors Co., Inc.	324,541	13,351,617
High Income Securities Fund	242,733	1,502,517
Highland Opportunities and Income Fund	351,923	2,829,461
Invesco High Income 2024 Target Term Fund	25,420	176,415
Mexico Equity & Income Fund, Inc. (a)	100,100	940,940
MFS High Yield Municipal Trust	846,262	2,648,800
MFS Investment Grade Municipal Trust	167,141	1,181,687
Morgan Stanley Emerging Markets Debt Fund, Inc.	279,814	1,815,993
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	153,010	651,823
Neuberger Berman New York Municipal Fund, Inc.	34,908	305,794
Neuberger Berman Next Generation Connectivity Fund, Inc.	484,421	5,047,667
New America High Income Fund, Inc.	45,969	297,879
Nuveen Floating Rate Income Fund	257,177	2,111,423
Nuveen Multi-Asset Income Fund	12,779	142,102
NXG NextGen Infrastructure Income Fund	68,603	2,572,612
Pershing Square Holdings Ltd. Fund	10,000	363,800
Pershing Square Holdings Ltd. Fund	30,000	1,092,240
Principal Real Estate Income Fund	148,265	1,338,833
Royce Value Trust, Inc.	30,300	389,961
Saba Capital Income & Opportunities Fund	332,504	2,553,631
SRH Total Return Fund, Inc.	1,083,570	14,064,739
Taiwan Fund, Inc. (a)	223,819	6,710,094
Templeton Global Income Fund	568,796	2,195,553
The Swiss Helvetia Fund, Inc.	236,992	1,810,619
Tortoise Energy Independence Fund, Inc.	52,500	1,662,675
Tortoise Power and Energy Infrastructure Fund, Inc.	127,481	1,703,146
Virtus Total Return Fund, Inc.	347,263	1,666,862
Western Asset Intermediate Muni Fund, Inc.	22,082	158,107
		127,088,873
Business Development Companies - 15.06%
Barings BDC, Inc.	403,900	3,598,749
CION Investment Corp.	868,664	9,181,778
Crescent Capital BDC, Inc.	44,358	758,522
FS KKR Capital Corp.	213,874	4,211,179
Logan Ridge Finance Corp.	81,161	1,684,091
PennantPark Investment Corp.	67,321	442,972
Portman Ridge Finance Corp.	98,369	1,893,603
SuRo Capital Corp. (a)	132,351	479,111
		22,250,005
Total Investment Companies (Cost $147,197,789)		149,338,878

TRUSTS - 0.42%
Copper Property CTL Pass Through Trust	58,220	617,132
Lamington Road Grantor Trust (a)(c)	320,690	0
Total Trusts (Cost $811,790)		617,132

PREFERRED STOCKS - 0.23%
Real Estate Investment Trusts - 0.23%
Brookfield DTLA Fund Office Trust Investor, Inc.	171,723	20,607
NexPoint Diversified Real Estate Trust	22,324	320,572
Total Preferred Stocks (Cost $4,932,716)		341,179

OTHER COMMON STOCKS - 6.47%
Biotechnology - 0.38%
Cyteir Therapeutics, Inc. (a)	200,000	568,000
Oil, Gas & Consumable Fuels - 5.43%
Texas Pacific Land Corp.	4,400	8,023,664
Real Estate Management & Development - 0.66%
Howard Hughes Holdings, Inc. (a)	12,000	889,560
Trinity Place Holdings, Inc. (a)	221,748	80,938
		970,498
Total Other Common Stocks (Cost $7,103,419)		9,562,162

REAL ESTATE INVESTMENT TRUSTS - 1.03%
NexPoint Diversified Real Estate Trust	175,551	1,529,047
Total Real Estate Investment Trusts (Cost $2,523,088)		1,529,047

SPECIAL PURPOSE ACQUISITION VEHICLES - 14.43% (a)
Alpha Partners Technology Merger Corp.	37,224	393,085
AltC Acquisition Corp.	100,000	1,035,000
AP Acquisition Corp.	193,647	2,126,244
Apollo Strategic Growth Capital II	40,579	426,485
Arrowroot Acquisition Corp.	50,000	523,500
Cartesian Growth Corp. II	251,947	2,721,028
Churchill Capital Corp. V	105,728	1,099,571
Churchill Capital Corp. VI	81,000	846,450
Churchill Capital Corp. VII	124,920	1,305,414
Compass Digital Acquisition Corp.	168,618	1,777,234
EVe Mobility Acquisition Corp.	34,200	365,256
Gores Holdings IX, Inc.	88,568	920,222
Screaming Eagle Acquisition Corp.	430,251	4,500,425
TG Venture Acquisition Corp.	309,207	3,289,963
Total Special Purpose Acquisition Vehicles (Cost $20,632,703)		21,329,877

	Principal
	Amount
CORPORATE OBLIGATIONS - 1.08%
Lamington Road DAC (b)(c)
8.000%, 04/07/2121	$17,203,693	688,148
9.750%, 04/07/2121	1,753,821	910,233
Total Corporate Obligations (Cost $6,256,236)		1,598,381

UNSECURED NOTES - 3.25%
iMedia Brands, Inc. (c)
8.500%, 09/30/2026	23,458	22,989
Sachem Capital Corp.
7.125%, 06/30/2024	60,000	1,494,600
7.750%, 09/30/2025	120,000	2,865,000
6.000%, 03/30/2027	20,000	421,000
Total Unsecured Notes (Cost $5,546,450)		4,803,589

	Shares
WARRANTS - 0.11% (a)
AGBA Group Holding Ltd.
Expiration: May 2024	51,750	1,527
Exercise Price: $11.50
Alset Capital Acquisition Corp.
Expiration: February 2027	23,750	774
Exercise Price: $11.50
Andretti Acquisition Corp.
Expiration: March 2028	72,334	22,814
Exercise Price: $11.50
Blockchain Coinvestors Acquisition Corp. I
Expiration: November 2028	32,500	1,267
Exercise Price: $11.50
C5 Acquisition Corp.
Expiration: May 2028	50,000	1,855
Exercise Price: $11.50
Cactus Acquisition Corp. 1 Ltd.
Expiration: October 2026	40,700	1,022
Exercise Price: $11.50
Cartesian Growth Corp. II
Expiration: July 2028	21,986	3,518
Exercise Price: $11.50
CF Acquisition Corp. VIII
Expiration: December 2027	8,500	2,125
Exercise Price: $11.50
Churchill Capital Corp. V
Expiration: October 2027	26,432	4,890
Exercise Price: $11.50
Churchill Capital Corp. VI
Expiration: December 2027	16,200	2,286
Exercise Price: $11.50
Churchill Capital Corp. VII
Expiration: February 2028	24,984	7,695
Exercise Price: $11.50
Conduit Pharmaceuticals, Inc.
Expiration: February 2027	94,500	4,252
Exercise Price: $11.50
Corner Growth Acquisition Corp.
Expiration: December 2027	33,333	2,667
Exercise Price: $11.50
Corner Growth Acquisition Corp. 2
Expiration: June 2026	14,366	1,437
Exercise Price: $11.50
Digital Health Acquisition Corp.
Expiration: November 2028	116,000	2,564
Exercise Price: $11.50
Dune Acquisition Corp.
Expiration: October 2027	19,300	1,351
Exercise Price: $11.50
Fusion Acquisition Corp. II
Expiration: December 2027	46,666	9
Exercise Price: $11.50
Graf Acquisition Corp. IV
Expiration: May 2028	20,000	7,894
Exercise Price: $11.50
HNR Acquisition Corp.
Expiration: July 2028	63,000	11,831
Exercise Price: $11.50
iCoreConnect, Inc.
Expiration: May 2028	150,000	15,000
Exercise Price: $11.50 (c)
Insight Acquisition Corp.
Expiration: August 2026	12,450	188
Exercise Price: $11.50
Investcorp Europe Acquisition Corp. I
Expiration: November 2028	150,000	27,300
Exercise Price: $11.50
Jet.AI, Inc.
Expiration: July 2026	50,000	2,480
Exercise Price: $11.50
Juniper II Corp.
Expiration: December 2028	104,500	272
Exercise Price: $11.50 (c)
Keyarch Acquisition Corp.
Expiration: July 2028	75,000	3,000
Exercise Price: $11.50
Lamington Road
Expiration: July 2025	640,000	0
Exercise Price: $0.20 (c)(e)
Landcadia Holdings IV, Inc.
Expiration: March 2028	25,000	3,500
Exercise Price: $11.50
Leo Holdings Corp. II
Expiration: January 2028	12,308	63
Exercise Price: $11.50
LIV Capital Acquisition Corp. II
Expiration: February 2027	70,875	1,559
Exercise Price: $11.50
Live Oak Crestview Climate Acquisition Corp.
Expiration: March 2026	540	38
Exercise Price: $11.50
Nogin, Inc.
Expiration: August 2027	55,350	1,101
Exercise Price: $11.50
Northern Star Investment Corp. III
Expiration: February 2028	17,833	223
Exercise Price: $11.50
Northern Star Investment Corp. IV
Expiration: December 2027	8,833	178
Exercise Price: $11.50
Plutonian Acquisition Corp.
Expiration: October 2027	101,969	7,066
Exercise Price: $11.50
Quantum FinTech Acquisition Corp.
Expiration: December 2027	76,000	2,280
Exercise Price: $11.50
Screaming Eagle Acquisition Corp.
Expiration: December 2027	75,200	12,784
Exercise Price: $11.50
Shapeways Holdings, Inc.
Expiration: October 2024	100,000	700
Exercise Price: $92.00
Signa Sports United NV
Expiration: December 2026	29,000	290
Exercise Price: $11.50
TG Venture Acquisition Corp.
Expiration: August 2028	100,000	3,200
Exercise Price: $11.50
ZyVersa Therapeutics, Inc.
Expiration: December 2027	65,250	0
Exercise Price: $11.50 (c)(e)
Total Warrants (Cost $735,046)		163,000

RIGHTS - 0.04% (a)
Alset Capital Acquisition Corp.	47,500	9,975
Hudson Acquisition I Corp. (Expiration: April 18, 2024)	25,100	6,024
Keyarch Acquisition Corp.	150,000	18,000
Nocturne Acquisition Corp.	75,000	8,632
Plutonian Acquisition Corp. (Expiration: August 15, 2024)	101,969	16,703
Total Rights (Cost $74,774)		59,334

MONEY MARKET FUNDS - 10.80%
Fidelity Institutional Government Portfolio - Class I, 5.230% (d)	7,980,376	7,980,376
Invesco Treasury Portfolio - Institutional Class, 5.256% (d)	7,980,377	7,980,377
Total Money Market Funds (Cost $15,960,753)		15,960,753

Total Investments (Cost $211,774,764) - 138.90%		205,303,332
Liabilities in Excess of Other Assets - (0.21)%		(313,023)
Preferred Stock - (38.69)%		(57,184,875)
TOTAL NET ASSETS - 100.00%		$147,805,434

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at September 30, 2023.
(c)	Fair valued securities. The total market value of these securities was $1,636,642, representing 1.11% of net assets. Value determined using significant unobservable inputs.
(d)	The rate shown represents the seven-day yield at September 30, 2023.
(e)	Illiquid securities. The total market value of these securities was $0, representing 0.00% of net assets.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments are listed in the table of valuation techniques and inputs. Significant changes in any of these inputs in isolation may result in a change in fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

In addition to special meetings, the Valuation Committee meets prior to each regular quarterly Board meeting. At each quarterly meeting, the Adviser delivers a written report (the “Quarterly Report”) regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Valuation Committee reviews the Quarterly Report, discusses the valuation of the fair valued securities with appropriate levels of representatives from the Adviser’s management, and, unless more information is required, approves the valuation of fair valued securities.

The Valuation Committee also reviews other interim reports as necessary.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)*	Total
Investment Companies
Closed-End Funds	$127,088,873	$-	$-	$127,088,873
Business Development Companies	22,250,005	-	-	22,250,005
Trusts	617,132	-	-	617,132
Preferred Stocks
Real Estate Investment Trusts	341,179	-	-	341,179
Other Common Stocks
Biotechnology	568,000	-	-	568,000
Oil, Gas & Consumable Fuels	8,023,664	-	-	8,023,664
Real Estate Management & Development	970,498	-	-	970,498
Real Estate Investment Trusts	1,529,047	-	-	1,529,047
Special Purpose Acquisition Vehicles	12,799,557	8,530,320	-	21,329,877
Corporate Obligations	-	-	1,598,381	1,598,381
Unsecured Notes	4,780,600	-	22,989	4,803,589
Warrants	91,856	55,872	15,272	163,000
Rights	26,678	32,656	-	59,334
Money Market Funds	15,960,753	-	-	15,960,753
Total	$195,047,842	$8,618,848	$1,636,642	$205,303,332

*The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Trusts	Corporate Obligations	Unsecured Notes	Warrants
Balance as of 12/31/2022	$18,279	$1,525,819	$-	$4,639
Acquisitions	-	882,319	-	-
Dispositions	-	-	(146,827)	-
Transfers into (out of) Level 3	-	-	311,463	16,887
Accretion/Amortization	-	(150)	-	-
Corporate Actions	-	-	-	7,362
Realized Gain (Loss)	-	-	(199,248)	-
Change in unrealized appreciation (depreciation)	(18,279)	(809,607)	57,601	(13,616)
Balance as of 9/30/2023	$-	$1,598,381	$22,989	$15,272
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2023	$(18,279)	$(809,607)	$57,601	$(13,733)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023:

Category	Fair Value September 30, 2023	Valuation Methodologies	Unobservable Inputs	Range	Impact to valuation from an increase to input
Trusts	$-	Last Traded Price	Market Assessments	$0.00-0.057	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security
Corporate Obligations	1,598,381	Last Traded Price, Company-Specific Information	Terms of the Note/ Company's Financial Assessments/ Company Announcements	4.00-51.90
Significant changes in company’s financials, changes to the terms of the notes or changes to the general business conditions impacting the company’s business may result in changes to the fair value of the securities

Unsecured Notes	22,989	Last Traded Price, Company-Specific Information	Terms of the Note/ Company's Financial Assessments/ Company Announcements	0.98-11.40
Significant changes in company’s financials, changes to the terms of the notes or changes to the general business conditions impacting the company’s business may result in changes to the fair value of the securities

Warrants	15,272	Last Traded Price	Market Assessments	0.00-0.20	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security